Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Raw materials	¥ 941,131	¥ 758,032
Work-in-progress	94,164	121,821
Finished goods	1,425,193	780,689
Total	2,460,488	1,660,542
Inventory written down through cost of revenues	126,570	6,905	¥ 15,073
Loss provision on long-term purchase arrangements	¥ 48,906	0	0
Maximum import tariffs (as a percent)	57.00%
Hemlock
Loss provision on long-term purchase arrangements	¥ 48,906	¥ 0	¥ 0